Asset Acquisitions	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
4. Asset Acquisitions
(a)	Thrudermic Transdermal Nanotechnology

On March 2, 2018, the Company entered into an exchange agreement with Thrudermic, LLC (“Thrudermic”) and the members of Thrudermic whereby the Company paid US$1.00 for the issued and outstanding units of Thrudermic and issued 500,000 common shares (Note 12(i)) to the members of Thrudermic for their intellectual property portfolio, including unpatented technology, goodwill and know-how in connection with the Thrudermic Transdermal Nanotechnology.

The Company evaluated this acquisition in accordance with IFRS 3, Business Combinations to discern whether the assets and operations of Thrudermic met the definition of a business. The Company concluded there were not a sufficient number of key processes obtained to develop the inputs into outputs, nor could such processes be easily obtained by the Company. Accordingly, the Company accounted for this transaction as an asset acquisition at a cost of $830,000 (Note 8).

(b)	Ready-to-Infuse Cannabis Patents (“RTIC Patents”)

On February 28, 2018, the Company completed the acquisition of Pivot Naturals, LLC (previously ERS Holdings, LLC) (“Pivot Naturals”) pursuant to an exchange agreement dated as of February 10, 2018. As consideration for the purchase, the Company paid $430,420 (US$333,333) in cash on closing, issued 5,000,000 common shares (Note 12(h)) and will pay an additional US$333,333 six (6) and twelve (12) months after closing. On September 28, 2018, a payment of $429,370 (US$326,666), representing a portion of the payment due six (6) months after closing, was made. The Company extended the payment date for the payment due twelve (12) months after closing from February 28, 2019 to May 31, 2019. As consideration for the extension, the Company issued 60,515 common shares (Note 12(c)) and paid $14,266 (US$10,832) in cash. On May 17, 2019, all outstanding consideration related to the purchase of Pivot Naturals was made.

Pursuant to the acquisition of Pivot Naturals, the Company acquired a patented technology called “RTIC” Ready-To-Infuse-Cannabis, relating to the transformation of cannabis oil into powder for infusion into a variety of products. If certain conditions are met, the Company may be obligated to pay royalties on future annual net sales utilizing the RTIC Patents.

The Company evaluated this acquisition in accordance with IFRS 3, Business Combinations to discern whether the assets and operations of Pivot Naturals met the definition of a business. The Company concluded there were not a sufficient number of key processes obtained to develop the inputs into outputs, nor could such processes be easily obtained by the Company. Accordingly, the Company accounted for this transaction as an asset acquisition.

The consideration transferred, assets acquired and liabilities assumed recognized are as follows:

Consideration paid:	$

Cash paid	430,420
Cash to be paid	778,662
Common shares issued	6,650,000
Transaction costs	154,951

Total purchase price	8,014,033

Net assets acquired:	$

Cash	2,779
Equipment	5,213
Ready-to-infuse cannabis (“RTIC”) patents	8,008,411
Accounts payable and accrued liabilities	(2,370)

Net value of business purchased	8,014,033

(c)	Solmic Patents (“Solmic Patents”)

On October 22, 2019, the Company entered into a contract to acquire SolMic AG (“Solmic AG”). Consideration for the acquisition included CHF 10,000 to be paid in cash (paid in March 2020). In connection with the acquisition, the Company entered into an assignment agreement to assign a patented technology called “Solmic” for payments totalling EUR 50,000, of which EUR 11,900 deposit was paid in January 2020, recorded in prepaids and other assets, and the remainder balance remitted in March 2020.

The Company evaluated this acquisition in accordance with IFRS 3, Business Combinations to discern whether the assets and operations of Solmic AG met the definition of a business. The Company concluded there were not a sufficient number of key processes obtained to develop the inputs into outputs, nor could such processes be easily obtained by the Company. Accordingly, the Company will account for this transaction as an asset acquisition. No asset was recognized at January 31, 2020 because the Company did not have title to the assets yet. The assignment of the patent technology was completed subsequent to year-end.